INVESTMENT MANAGEMENT
AGREEMENT

PRIVACORE PCAAM ALTERNATIVE
INCOME FUND

         AGREEMENT made this 21st day of
January, 2026, by and between Privacore
PCAAM Alternative Income Fund, a
Delaware statutory trust (the "Fund"), and Privacore Capital Advisors, LLC, a
Delaware limited liability company (the
"Adviser").

         WHEREAS, the Fund is a closed-end,
management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"); and

     WHEREAS, the Adviser is registered
as an investment adviser under the
Investment Advisers Act of 1940 and is
engaged in the business of supplying
investment advice as an independent
contractor; and

         WHEREAS, the Fund desires to retain
the Adviser to render investment
management services with respect to the
Fund and the Adviser is willing to render such services; and

     WHEREAS, the Adviser may, subject
to the approval of the Fund's Board of
Trustees (the "Board"), retain one or more sub-advisers (each a "Sub-Adviser" and collectively, the "Sub-Advisers") to render portfolio management services to the Fund pursuant to investment sub-advisory agreements among the Fund, the Adviser and each such Sub-Adviser (each, a "Sub-
Advisory Agreement").

         NOW, THEREFORE, in consideration
of mutual covenants herein contained, the parties hereto agree as follows:

	1.       APPOINTMENT AND
ACCEPTANCE.  The Fund hereby appoints
the Adviser to act as investment adviser to the Fund for the period and on the terms set forth in this Agreement. The Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided. The Adviser may provide such other additional services to the Fund as reasonably requested by the Fund and agreed to by the Adviser, including preparing and reviewing the
Fund's registration statements and any
amendments and supplements thereto,
preparation and review of materials for
Board and Board committee meetings,
preparation and review of Fund shareholder reports, proxy statements, and other applicable regulatory reports and communications, and the provision of the Adviser's employees to act as officers of the Fund.

	2.       DUTIES AND
AUTHORITIES OF ADVISER. The Fund
employs the Adviser to furnish and manage a continuous investment program for the Fund. The Adviser will continuously review, supervise and (where appropriate) administer the investment program of the Fund, to determine in its discretion (where appropriate) the securities to be purchased, held, sold or exchanged, to provide the Fund with records concerning the Adviser's activities which the Fund is required to maintain and to render regular reports to the Fund's officers and Trustees concerning the Adviser's discharge of the foregoing responsibilities. The Adviser may delegate certain of its duties under this Agreement with respect to the Fund to a Sub-Adviser or Sub-Advisers (subject to the approval of the Fund's Board and, except as otherwise permitted under the terms of any applicable exemptive relief obtained from the
Securities and Exchange Commission, or by rule or regulation, a majority of the outstanding voting securities of the Fund) and thereafter supervise the investment activities of one or more Sub-Advisers deemed necessary to carry out the investment program of the Fund. The retention of a Sub-Adviser by the Adviser shall not relieve the Adviser of its responsibilities under this Agreement. The
Adviser may pay a Sub-Adviser a portion of the compensation received by the Adviser hereunder.

The Adviser shall discharge the foregoing responsibilities subject to the control of the Fund's Board and in compliance with the objectives, policies, and limitations for the Fund set forth in the Fund's current registration statement and applicable laws and regulations. The Adviser also agrees to comply with (a) any policies, guidelines, instructions and procedures approved by the Board, and (b) any future amendments or supplements to the Fund's registration statement that, in each case, are provided, in writing, to the Adviser with reasonable notice prior to implementation.

The Adviser shall have the power to carry out any and all of the objectives and purposes of the Fund, as described in any private placement memorandum, prospectus or statement of additional information contained in the Fund's registration statement on Form N-2 filed with the Securities and Exchange Commission, as each may be amended, modified or otherwise supplemented from time to time
(collectively, the "Registration Statement"), and to, perform all acts and enter into and perform all contracts and other undertakings on behalf of the Fund, including delegating such power to perform or to enter into and perform all contracts and undertaking to the Sub-Advisers, as the Adviser deems appropriate or convenient in connection with the provision of its services contained herein. Without limiting the foregoing powers, the Adviser shall have all specific rights and power to do, or to delegate the power to the Sub-Advisers to do, the following on behalf of the Fund:

(i)	acquire, hold, manage, vote,
own and dispose of loans,
equity securities and any other
assets held by the Fund;

(ii)	review, select, analyze,
structure, negotiate and close
investment transactions and
their related agreements,
instruments and other
documents, and in connection
with such investment
transactions, enter into,
execute, assist in the
preparation of, deliver and
consummate all agreements,
instruments and other
documents, including credit
agreements, collateral
agreements, security
agreements, and other similar
agreements;

(iii)	provide service on committees
of, and in other capacities with,
issuers of and obligors on
investments and other assets of
the Fund (including on
creditors' committees), vote
with respect to investments
and other assets of the Fund
whether in person, by proxy,
consent or otherwise, sell short
investments and cover such
sales;

(iv)	monitor, supervise and direct
the investments of the Fund
and dispose of them in such
manner and at such times as
the Adviser or Sub-Advisers
determine;

(v)	initiate, participate in and settle
judicial, arbitration,
administrative or similar
proceedings to protect the
assets of the Fund, enforce the
Fund's rights or otherwise
defend the interests of the
Fund;

(vi)	cooperate with persons or
entities engaged by the Fund to
render services to the Fund,
including without limitation,
attorneys, accountants,
custodians, investment brokers
or finders, investment bankers,
appraisers, loan servicers, and
business advisors;

(vii)           employ techniques to hedge
portfolio risk (but not for
speculative purposes)
including, without limitation,
through the use of options,
forward and futures contracts
and other instruments (relating
to securities, currencies or
other assets);

(viii)	take whatever steps are
required by governmental
authorities having jurisdiction
over the Fund or its assets; and

(ix)	take such other actions as may
be necessary or advisable in
connection with the foregoing.

Without limiting the foregoing powers, the Adviser shall also have specific rights and power to do, or to delegate the power to the Sub-Advisers to do, the following on behalf of the Fund, subject to the approval of the Board to the extent required by the 1940 Act and/or the Fund's policies and procedures:

(x)	other than in connection with
investment transactions, enter
into, execute, assist in the
preparation of, deliver and
consummate all agreements,
instruments and other
documents; and

(xi)	obtain financing, borrow
money, incur indebtedness,
issue guarantees, mortgage,
pledge, loan, impose liens
upon and grant security
interests in all or any part of
the Fund's assets; execute
promissory notes, loan, pledge
or security agreements, or
other agreements, documents
and instruments in connection
therewith.


	3.       FUND TRANSACTIONS.
The Adviser is authorized to select the
brokers or dealers that will execute the purchases and sales of portfolio securities for the Fund and is directed to use its best efforts to obtain "best execution" under the particular circumstances of each transaction taking into account such factors as the Adviser deems relevant and considering the Fund's investment objectives, policies, and restrictions as stated in the Fund's
Registration Statement and resolutions of the Fund's Board. The Adviser will promptly communicate to the officers and the Board such information relating to portfolio transactions as they may reasonably request. In connection with the investment and reinvestment of the assets of the Fund, the Adviser is authorized (and can delegate to Sub-Advisers) to execute for the Fund as its agent and attorney-in-fact standard customer agreements and other documentation in connection with opening trading accounts with brokers, dealers or futures commission merchants and other trading counterparties, including, but not limited to, ISDA agreements, and in connection with the rights and powers granted to the Adviser under Section 2 of this Agreement, as well as, subject to the approval of the Board to the extent required by the 1940 Act and/or the Fund's policies and procedures, to do such other things necessary or incidental to the furtherance or conduct of the Fund's purchases, sales or other transactions.

It is understood that the Adviser will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Fund or be in breach of any obligation owing to the Fund under this Agreement, or otherwise, by reason of its having directed a securities transaction on behalf of the Fund to a broker-dealer in compliance with the provisions of Section 28(e) of the Securities
Exchange Act of 1934 or as described from time to time by the Fund's Registration
Statement.

On occasions when the Adviser deems the
purchase or sale of an investment, security or futures contract or options thereon to be in the best interest of the Fund as well as other clients of the Adviser, the Adviser may, to the extent permitted by applicable law and regulations, aggregate the order to be sold or purchased. In such event, the Adviser will allocate investments, securities or futures contracts or options thereon so purchased or sold, as well as the expenses incurred in the transaction, in the manner the Adviser reasonably considers to be equitable and consistent with its fiduciary obligations to the Fund and to such other clients under the circumstances.

The Adviser or any of its affiliates may act as broker in connection with the purchase or sale of securities or other investments for the Fund, subject to: (a) the requirement that the Adviser seek to obtain best execution under the circumstances for the transaction; (b) the provisions of the 1940 Act; (c) the provisions of the Investment Advisers Act of 1940; and (d) other provisions of applicable law. These brokerage services are not within the scope of the duties of the Adviser under this Agreement. Subject to the requirements of applicable law and any procedures adopted by the Board, the Adviser or its affiliates may receive brokerage commissions, fees or other remuneration from the Fund for these services in addition to the Adviser's fees for services under this Agreement.

All securities and other property of the Fund shall remain in the direct or indirect custody of the Fund's custodian except as otherwise authorized by the Board.

	4.       EXPENSES AND
COMPENSATION OF THE ADVISER.
The Adviser will, at its own expense, render the services and provide the office space, furnishings and equipment, and personnel required by it to perform the services on the terms and for the compensation provided herein. In addition, with respect to the operation of the Fund, the Adviser shall be responsible for (i) the expenses of printing and distributing extra copies of the Fund's
Registration Statement, and sales and
advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders) to the extent such expenses are not covered by any applicable plan adopted pursuant to Rule 12b-1 under the 1940 Act (each, a "12b-1 Plan") or pursuant to, or as a condition of multiple-class exemptive relief obtained from the Securities and Exchange Commission; (ii) the reasonable costs of any special Board meeting or shareholder meeting specifically requested by, and convened for the primary benefit of, the Adviser or, if such special
Board meeting or shareholder meeting
includes one or more agenda or discussion items that are not for the primary benefit of the Adviser, then the Adviser will be responsible for only its pro-rata share of such costs as determined in good faith by the Adviser and the Fund; and (iii) the costs of the Adviser's in-person attendance at one
Fund Board meeting each year, the date of such Board meeting to be agreed to by the Adviser and the Fund. If the Adviser has agreed to limit the operating expenses of the Fund as referenced below, the Adviser also shall be responsible on a monthly basis for any operating expenses that exceed the agreed upon expense limit, subject to the terms of such agreement. Except as otherwise specifically stated herein, the
Adviser shall not be responsible for any of the Fund's expenses, including, but not limited to, brokerage and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments. For the avoidance of doubt, the Fund shall bear all fees and expenses incurred in connection with the organization of the Fund and the offering of the Fund's shares and will reimburse Adviser for any such fees and expenses incurred by the Adviser on the Fund's behalf, including fees and expenses in connection with seeking the Securities and Exchange Commission's approval of any exemptive relief contemplated in connection with the establishment or operations of the Fund.

For the services provided and the expenses assumed pursuant to this Agreement, the Fund shall pay to the Adviser compensation at an annual rate of 1.25%, accrued daily and payable monthly in arrears, based upon the Fund's average daily net assets, before giving effect to any repurchase of shares in the Fund. Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund. In the case of a partial month, compensation will be based on the number of days during the month in which the Adviser provided services to the Fund. The Adviser may, in its discretion and from time to time, reduce any portion of the compensation or reimbursement of expenses due to it pursuant to this Agreement and may agree to make payments to limit the expenses which are the responsibility of the Fund under this Agreement. Any such reduction or payment shall be applicable only to such specific reduction or payment and shall not constitute an agreement to reduce any future compensation or reimbursement due to the Adviser hereunder or to continue future payments.

All rights of compensation under this
Agreement for services performed as of the termination date shall survive the termination of this Agreement.

	5.       BOOKS AND RECORDS.
The Adviser shall not be responsible for the provision of administrative, bookkeeping or accounting services to the Fund, except as otherwise provided herein, required by applicable law or regulation or as may be necessary for the Adviser to supply to the Fund or its Board the information required to be supplied under this Agreement. The
Adviser will maintain all books and records with respect to the securities transactions of the Fund and will furnish to the Fund's
Board such periodic and special reports as the Board may reasonably request. The
Fund and the Adviser agree to furnish to each other, if applicable, current registration statements, proxy statements, reports to shareholders, certified copies of their financial statements, and such other information with regard to their affairs as each may reasonably request.

Any records required to be maintained and preserved pursuant to the provisions of Rule
31a-1 and Rule 31a-2 promulgated under the 1940 Act which are prepared or maintained by the Adviser on behalf of the Fund are the property of the Fund and will be surrendered promptly to the Fund on request; provided that the Adviser may make and retain copies of such records.

	6.       STATUS OF ADVISER.
The services of the Adviser to the Fund are not to be deemed exclusive, and the Adviser shall be free to render similar services to others so long as its services to the Fund are not impaired thereby. The Adviser shall be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund.

	7.       LIMITATION OF
LIABILITY AND INDEMNIFICATION
OF ADVISER.

	(a) In the absence of willful
misfeasance, gross negligence or reckless disregard of its obligations to the Fund, the Adviser and any partner, member, manager, director, officer or employee of the Adviser, or any of their affiliates, executors, heirs, assigns, successors or other legal representatives, shall not be subject to liability to the Fund or otherwise under this Agreement for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security by the Fund, including, without limitation, for any error of judgment, for any mistake of law, for any act or omission by the Adviser or any affiliate of the Adviser or by any Sub-
Adviser, except as may otherwise be
provided under provisions of applicable
state law or Federal securities law which cannot be waived or modified hereby.

	(b) To the fullest extent permitted
by law, the Fund shall indemnify, defend,
and hold harmless the Adviser, or any
partner, member, manager, officer or
employee of the Adviser, and any of their
affiliates, executors, heirs, assigns,
successors or other legal representatives
(each such person being an "Indemnitee"),
against any claim, loss, damage, liability,
reasonable cost, or reasonable expense
(including reasonable attorney's fees,
judgments, and other related expenses in
connection therewith and amounts paid in
defense and settlement thereof)
(individually, the "Liability," and
collectively, the "Liabilities") to which the
person may be liable that arises or results
from (i) this Agreement or the performance
of any services under this Agreement, so
long as such Liabilities did not arise
primarily from such person's willful
misfeasance, gross negligence or reckless
disregard of its obligations and duties under
this Agreement or (ii) the Adviser's
obligation to indemnify a Sub-Adviser or
any partner, member, manager, officer or
employee of the Sub-Adviser, and any of
their affiliates, executors, heirs, assigns,
successors or other legal representatives
under the terms of the Sub-Adviser's Sub-
Advisory Agreement so long as such
indemnification obligations did not arise
primarily from the such Indemnitee's willful
misfeasance, gross negligence or reckless
disregard of its obligations and duties under
this Agreement.   The rights of
indemnification provided under this
Section shall not be construed so as to
provide for indemnification of any
aforementioned persons for any losses
(including any liability under Federal
securities laws which, under certain
circumstances, impose liability even on
persons that act in good faith) to the extent
(but only to the extent) that such
indemnification would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of this Section to the fullest extent permitted by law. This indemnification obligation shall survive the termination of this Agreement.

	(c) To the fullest extent permitted
by law, the Adviser shall indemnify, defend, and hold harmless the Fund and all controlling persons of the Fund (as described in Section 15 of the Securities Act of 1933, as amended), against any Liability to which the person may be liable that results from the Adviser's willful misfeasance or gross negligence in connection with the performance of the Adviser's obligations under this Agreement, or from the Adviser's reckless disregard of its obligations and duties under this Agreement. The rights of indemnification provided under this Section shall not be construed so as to provide for indemnification of any aforementioned persons for any losses (including any liability under Federal securities laws which, under certain circumstances, impose liability even on persons that act in good faith) to the extent (but only to the extent) that such indemnification would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of this Section to the fullest extent permitted by law. This indemnification obligation shall survive the termination of this Agreement.

	(d) The Adviser shall not be
obligated to perform any service not
described in this Agreement. The Adviser shall not be deemed by virtue of this Agreement to have made any representation or warranty that any level of investment performance or level of investment results will be achieved or that Adviser's overall management of the Fund will be successful.
The Fund understands that investment
decisions made for the Fund by the Adviser are subject to various market, currency, economic, political and business risks, and that those investment decisions will not always be profitable.

	8.      PERMISSIBLE
INTERESTS. Trustees, agents, and interest holders of the Fund are or may be interested in the Adviser (or any successor thereof) as members, managers, officers, or interest holders, or otherwise; members, managers, officers, agents, and interest holders of the Adviser are or may be interested in the Fund as Trustees, interest holders or otherwise;
and the Adviser (or any successor) is or may be interested in the Fund as an interest holder or otherwise.

	9.       AUTHORITY; NO
CONFLICT. The Adviser represents,
warrants and agrees that: it has the authority to enter into and perform the services contemplated by this Agreement; and the execution, delivery and performance of this Agreement do not, and will not, conflict with, or result in any violation or default under, any agreement to which Adviser or any of its affiliates are a party.

	10.  FUND REPRESENTATIONS:
The Fund represents, warrants and agrees that it: (a) has all requisite power and authority to enter into and perform its obligations under this Agreement; (b) has taken all necessary actions to authorize its execution, delivery and performance of this Agreement; and has furnished to the Adviser copies of each of the following documents:
(i) the governing documents of the Fund; (ii) the resolutions of the Board approving the engagement of the Adviser as investment adviser of the Fund and approving this Agreement; and (iii) current copies of the Fund's Registration Statement. The Fund shall furnish the Adviser from time to time with copies of all material amendments of or material supplements to each of the foregoing, if any, with reasonable notice prior to implementation.

	11.      LICENSE OF ADVISER'S
NAME. The Adviser grants to the Fund a
license to use the name "Privacore" (the
"Name") as part of the name of the Fund.
The foregoing authorization by the Adviser to the Fund to use the Name as part of the name of the Fund is not exclusive of the right of the Adviser itself to use, or to authorize others to use, the Name. The Fund acknowledges and agrees that, as between the Fund and the Adviser, the Adviser has the right to use, or authorize others to use, the Name. The Fund shall (1) only use the Name in a manner consistent with uses approved by the Adviser; (2) adhere to such specific quality control standards as the Adviser may from time to time promulgate;
and (3) protect the reputation and goodwill of the Name. The Fund acknowledges that the Name and the trademark associated therewith are the valuable property of the Adviser or its affiliates. The Fund will (a) submit to the Adviser for review and preapproval prior to use any promotional materials using the Name; and (b) change the name of the Fund within one month of its receipt of the Adviser's request, or such other shorter time period as may be required under the terms of a settlement agreement or court order, so as to eliminate all reference to the Name and will not thereafter transact any business using the Name in the name of the Fund; provided, however, that to the extent required by law, regulation or regulatory guidance, the Fund may continue to make reference to the prior name of the Fund in its Registration Statement, regulatory filings, marketing materials and similar documents and the Fund may continue to use beyond such date any supplies of the Registration Statement, marketing materials and similar documents that the Fund had on the date of such name change in quantities not exceeding those historically produced and used in connection with such Fund. If the Fund makes any unauthorized use of the Name or the Adviser's derivatives, logos, trademarks, or service marks or trade names, the Fund acknowledges that the Adviser shall suffer irreparable harm for which monetary damages may be inadequate and thus, the Adviser shall be entitled to injunctive relief, as well as any other remedy available under law.

	12.      DURATION AND
TERMINATION. This Agreement, unless
sooner terminated as provided herein, shall remain in effect until January 19, 2028 and thereafter, may continue in effect only if such continuance is specifically approved at least annually (a) by the vote of a majority of those Trustees of the Board who are not parties to this Agreement or interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) by a vote of a majority of the Fund's Board or by vote of a majority of the outstanding voting securities of the Fund; provided, however, that if the shareholders of the Fund fail to approve the Agreement as provided herein, the Adviser may continue to serve hereunder in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder. The foregoing requirement that continuance of this Agreement be
"specifically approved at least annually" shall be construed in a manner consistent with the 1940 Act and the rules and regulations thereunder.

Notwithstanding the foregoing, this
Agreement may be terminated as to the
Fund at any time, without the payment of any penalty, by vote of a majority of members of the Fund's Board or by vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to the Adviser, or by the Adviser at any time, without the payment of any penalty, on 60 days' written notice to the Fund. This Agreement will automatically and immediately terminate in the event of its assignment. Any notice under this
Agreement shall be given in writing,
addressed and delivered, or mailed postpaid, to the other party at any office of such party.

As used in this Section 12, the terms
"assignment", "interested persons", and a
"vote of a majority of the outstanding voting securities" shall have the respective meanings set forth in the 1940 Act and the rules and regulations thereunder; subject to such exemptions as may be granted by the Securities and Exchange Commission under said Act.

	13.      NOTICE. Any notice
required or permitted to be given by either party to the other shall be deemed sufficient if sent by delivery service or registered or certified mail, postage prepaid, addressed by the party giving notice to the other party at the last address furnished by the other party to the party giving notice:

                  If to the Adviser:

Privacore Capital
Advisors, LLC
Attn: Sandhya
Ganapathy
1411 Broadway
New York, NY 10018
		       Telephone: 212-479-
2907

                                    If to the Fund:

Privacore PCAAM
Alternative Income
Fund
c/o UMB Fund
Services, Inc.
Attn: Regulatory
Administration
235 West Galena
Street
Milwaukee, WI 53212
Telephone:  855-685-
3093


	14.      SEVERABILITY. If any
provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

	15.      GOVERNING LAW. This
Agreement shall be construed in accordance with the laws of the State of Delaware, without reference to conflict of law or choice of law doctrines, and the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Delaware, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

	16.   AMENDMENT. No provision
of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by all parties and only in accordance with the provisions of the 1940 Act and the rules and regulations promulgated thereunder.

	17. COUNTERPARTS.  This
Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

	18. TRACK RECORD.
Notwithstanding anything else to the
contrary herein, the Adviser shall retain a right to use the investment performance and track record of the Fund (including in marketing materials) to the extent permitted by law. Further, for the avoidance of doubt, the Adviser shall be entitled to retain a copy and use records of each of its transactions and other records pertaining to the Fund as are necessary to support any such uses of the investment performance and track record.

	19. MISCELLANEOUS.  Where
the effect of a requirement of the 1940 Act or the Investment Advisers Act of 1940 reflected in any provision of this Agreement is altered by a rule, regulation or order of the Securities and Exchange Commission, whether of special or general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

	20. NO THIRD PARTY
BENEFICIARIES. The parties hereto
acknowledge and agree that this Agreement is intended solely for the benefit of the parties hereto and any natural person or entity obtaining rights hereunder as an Indemnitee and that there shall be no third party beneficiaries to this Agreement, either express or implied.


IN WITNESS WHEREOF, the Parties
hereto have caused this Agreement to be
executed and effective as of the day and year first written above.


PRIVACORE PCAAM ALTERNATIVE
INCOME FUND

/s/ Kieran Murray


By:    Kieran Murray
Title: President



PRIVACORE CAPITAL ADVISORS, LLC

/s/ Sandhya Ganapathy


By:    Sandhya Ganapathy
Title: CCO

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